Note 8 - Debt (Details)	3 Months Ended	12 Months Ended														12 Months Ended
	Mar. 31, 2013 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] USD ($)	Dec. 31, 2012 Chief Executive Officer [Member] Shipping Financial Services Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Chief Executive Officer [Member] Central Mare Inc Credit Facility [Member] EUR (€)	Dec. 31, 2012 Chief Executive Officer [Member] Central Mare [Member] USD ($)	Dec. 31, 2012 Jeke [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Warhol [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Indiana [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Britto [Member] HSH Facility [Member] USD ($)	Dec. 31, 2012 Lichtenstein [Member] ALPHA [Member] USD ($)	Dec. 31, 2013 M/T Delos Termination Fee [Member] EUR (€)	Dec. 31, 2012 Tranche A-Banksy [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche A-Hongbo [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 Tranche B [Member] DVB Facility [Member] USD ($)	Dec. 31, 2012 HSH Facility [Member] USD ($)	Dec. 31, 2012 DVB Facility [Member] USD ($)	Dec. 31, 2012 Laurasia Trading Ltd Credit Facility [Member] USD ($)
Note 8 - Debt (Details) [Line Items]
Line of Credit Facility, Amount Outstanding		$ 0			$ 0		$ 462,000	€ 350,000	€ 1,800,000	$ 2,375,000												$ 3,250,000
Interest Expense, Debt	1,521,000	4,644,000	7,240,000	10,068,000												139,000
Long-term Debt, Gross			461,000			350,000					15,768,000	29,712,000	21,527,000	26,658,000	27,000,000		20,000,000	24,727,000	3,520,000	93,664,000	48,247,000
Unamortized Debt Issuance Expense											106,000	256,000	303,000	265,000	181,000		408,000	438,000		929,000	846,000
Number of Credit Facilities																					1
Increase (Decrease) in Deferred Charges		724,000	1,128,000
Debt, Weighted Average Interest Rate		3.70%	3.55%
Restricted Net Assets		$ 0	$ 15,806,000